CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 2,840	$ 7,018
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	3,141	2,333
Share-based compensation	6,049	4,713
Loss on disposal of asset	196	11
Unrealized foreign exchange loss (gain)	3,965	(11,586)
Income tax expense	2,006	764
Finance income, net	(8,737)	(3,512)
Changes in non-cash working capital items:
Trade and other receivables	(3,732)	(8,878)
Prepaids and deposits	555	225
Contract costs	(6,264)	(5,602)
Trade and other payables	5,529	4,434
Employee benefit obligations	362	259
Deferred revenue	10,938	12,698
Income taxes paid	(884)	(589)
Cash from operating activities	15,964	2,288
Cash flows used in investing activities
Purchase of property and equipment	(635)	(1,081)
Payments of contingent consideration from acquisitions	(216)	(93)
Acquisition of business, net of cash acquired	(8,671)	(1,071)
Cash used in investing activities	(9,522)	(2,245)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	105	159
Repayment of lease obligations	(1,781)	(1,405)
Interest received	7,953	2,110
Proceeds from exercise of stock options	1,644	172
Proceeds from share issuance under employee share purchase plan	524	636
Shares repurchased for cancellation	(159,448)	0
Cash (used in) from financing activities	(151,003)	1,672
Net change in cash and cash equivalents during the year	(144,561)	1,715
Effect of foreign exchange on cash and cash equivalents	218	(745)
Cash and cash equivalents, beginning of the year	216,293	215,323
Cash and cash equivalents, end of the year	$ 71,950	$ 216,293